UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.74%
Aerospace & Defense - 1.38%
Orbital ATK, Inc.	6,920	$458,658

Air Freight & Logistics - 1.42%
United Parcel Service, Inc. - Class B	4,640	472,027

Beverages - 2.89%
Coca-Cola Co.	11,270	487,992
PepsiCo, Inc.	4,760	471,145
		959,137
Biotechnology - 1.41%
Gilead Sciences, Inc. (a)	4,530	468,991

Capital Markets - 1.38%
Waddell & Reed Financial, Inc.	9,280	458,989

Chemicals - 4.26%
Eastman Chemical Co.	6,250	465,375
FMC Corp.	7,450	472,405
Scotts Miracle-Gro Co.	7,310	478,878
		1,416,658
Commercial Services & Supplies - 2.82%
Deluxe Corp.	6,920	460,526
Pitney Bowes, Inc.	20,620	477,765
		938,291
Communications Equipment - 1.42%
Cisco Systems, Inc.	16,050	473,636

Consumer Finance - 1.41%
World Acceptance Corp. (a)	5,710	468,848

Containers & Packaging - 1.42%
Owens-Illinois, Inc. (a)	18,120	474,019

Distributors - 1.42%
Genuine Parts Co.	4,920	472,714

Diversified Consumer Services - 2.28%
Apollo Education Group, Inc. (a)	16,750	463,137
Weight Watchers International, Inc. (a)	26,130	296,053
		759,190
Diversified Financial Services - 1.42%
Moody's Corp.	4,880	473,067

Diversified Telecommunication Services - 1.40%
Windstream Holdings, Inc.	59,060	465,983

Electrical Equipment - 1.41%
Emerson Electric Co.	8,120	470,310

Food & Staples Retailing - 1.41%
Wal-Mart Stores, Inc.	5,600	470,008

Food Products - 1.44%
Kellogg Co.	7,440	479,731

Health Care Equipment & Supplies - 5.72%
Baxter International, Inc.	6,880	475,752
Medtronic PLC (b)	6,000	465,540
Meridian Bioscience, Inc.	24,970	494,406
St. Jude Medical, Inc.	7,050	470,094
		1,905,792

Health Care Providers & Services - 1.43%
Cigna Corp.	3,920	476,790

Health Care Technology - 1.41%
Quality Systems, Inc.	26,980	468,912

Hotels, Restaurants & Leisure - 4.30%
Brinker International, Inc.	7,710	458,437
International Game Technology	27,060	482,750
McDonald's Corp.	4,980	492,523
		1,433,710
Household Durables - 1.41%
Tupperware Brands Corp.	6,570	469,098

Household Products - 2.82%
Energizer Holdings, Inc.	3,500	468,405
Kimberly-Clark Corp.	4,290	470,441
		938,846
Industrial Conglomerates - 1.42%
Raven Industries, Inc.	22,740	473,902

Internet Software & Services - 1.42%
j2 Global, Inc.	7,040	473,440

IT Services - 7.09%
Accenture PLC - Class A (b)	5,230	470,857
International Business Machines Corp.	2,890	468,007
NeuStar, Inc. (a)	17,810	472,321
Syntel, Inc. (a)	9,640	476,215
Teradata Corp. (a)	10,620	472,802
		2,360,202
Leisure Equipment & Products - 1.48%
Mattel, Inc.	18,710	492,447

Life Sciences Tools & Services - 1.42%
Waters Corp. (a)	3,930	473,093

Machinery - 7.04%
Caterpillar, Inc.	5,630	466,727
Crane Co.	6,760	451,771
Deere & Co.	5,190	470,214
Hillenbrand, Inc.	15,230	482,791
ITT Corp.	11,490	471,894
		2,343,397
Media - 1.45%
Omnicom Group, Inc.	6,080	483,603

Metals & Mining - 1.41%
Southern Copper Corp.	15,760	469,175

Multiline Retail - 1.42%
Nordstrom, Inc.	5,890	473,733

Oil, Gas & Consumable Fuels - 1.41%
Exxon Mobil Corp.	5,300	469,262

Personal Products - 2.74%
Avon Products, Inc.	55,470	472,050
Herbalife Ltd. (b)	14,240	441,582
		913,632
Pharmaceuticals - 4.32%
Johnson & Johnson	4,720	483,847
Merck & Co., Inc.	8,150	477,101
Pfizer, Inc.	13,880	476,362
		1,437,310
Professional Services - 1.40%
Dun & Bradstreet Corp.	3,520	466,330

Road & Rail - 1.44%
Landstar System, Inc.	6,820	478,900

Semiconductors & Semiconductor Equipment - 2.84%
Linear Technology Corp.	9,790	471,731
Texas Instruments, Inc.	8,060	473,928
		945,659
Software - 2.84%
Microsoft Corp.	10,730	470,511
Oracle Corp.	10,860	475,885
		946,396
Specialty Retail - 4.24%
Bed Bath & Beyond, Inc. (a)	6,240	465,878
Best Buy Company, Inc.	12,450	474,345
Hibbett Sports, Inc. (a)	9,650	471,982
		1,412,205
Technology Hardware, Storage & Peripherals - 1.39%
Lexmark International, Inc.	10,830	462,008

Textiles, Apparel & Luxury Goods - 2.87%
Coach, Inc.	11,060	481,663
Deckers Outdoor Corp. (a)	6,370	472,909
		954,572
Tobacco - 1.42%
Philip Morris International, Inc.	5,690	472,042

TOTAL COMMON STOCKS (Cost $32,057,906)		32,874,713

SHORT-TERM INVESTMENTS - 0.92%
Fidelity Institutional Money Market Portfolio - Class I, 0.080% (c)	305,022	305,022
TOTAL SHORT-TERM INVESTMENTS (Cost $305,022)		305,022

Total Investments (Cost $32,362,928) - 99.66%		33,179,735
Other Assets in Excess of Liabilities - 0.34%		113,031
TOTAL NET ASSETS - 100.00%		$33,292,766

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$32,362,928
Gross unrealized appreciation	2,776,633
Gross unrealized depreciation	(1,959,826)
Net unrealized appreciation	$816,807

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$32,874,713	$-	$-	$32,874,713
Short-Term Investments	305,022	-	-	305,022
Total Investments in Securities	$33,179,735	$-	$-	$33,179,735

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2015.
There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2015.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)_/s/ John Buckel
                                                  John Buckel, President

Date    April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
                                                   John Buckel, President

Date    April 17, 2015

By (Signature and Title)*   /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date   April 17, 2015

* Print the name and title of each signing officer under his or her signature.